SEVERANCE AND EXIT COSTS	12 Months Ended
Feb. 29, 2020
SEVERANCE AND EXIT COSTS
SEVERANCE AND EXIT COSTS

13. SEVERANCE AND EXIT COSTS

In connection with the acquisitions discussed in Note 5, the Company conducted Company-wide post-acquisition related operational reviews to reallocate resources to strategic areas of its business. The operational reviews resulted in workforce reductions, lease obligations related to properties that were vacated and other expenses. Severance and exit costs included in acquisition-related expenses on the consolidated statements of comprehensive loss are as follows (in thousands):

	For the Fiscal Year Ended
	February 29, 2020	February 28, 2019
Severance	$7,195	$6,113
Lease exits	1,132	2,194
	$8,327	$8,307

Included in accounts payable and accrued liabilities as of February 29, 2020 and February 28, 2019 is a restructuring liability balance of $1.1 million and $0.7 million, respectively, that primarily consists of lease related obligations, and a restructuring severance liability of $2.6 million and $3.7 million, respectively.

The following table reflects the changes in the severance and exit costs accruals for the fiscal years ended February 29, 2020 and February 28, 2019 (in thousands):

Accruals as of February 28, 2018	$1,979
Payments	(5,777)
Expenses	8,307
Accruals as of February 28, 2019	4,509
Payments	(9,106)
Expenses	8,327
Accruals as of February 29, 2020	$3,730